COLT 2022-9 ABS-15G

Exhibit 99.57

Customer Loan ID	Dummy ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	4350100760	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Appraisal reflects Condo High Rise